Share Capital (Details) - Schedule of Level 3 Fair Value Measurements	Oct. 04, 2021 $ / shares
Schedule of Level 3 Fair Value Measurements [Line Items]
Volatility	192.85%
Stock price (in Dollars per share)	$ 7.59
Expected life of the warrants to convert	3 years 9 months 21 days
Risk free rate	0.97%
Dividend yield	0.00%